UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EXPENSES:
Voyage expenses	$ 410,169	$ 156,626
General and administrative expenses	756,423	681,605
Related Party [Member]
EXPENSES:
Voyage expenses	116,068	50,221
General and administrative expenses	$ 222,185	$ 79,619